Empower Multi-Sector Bond Fund Investment Strategy - Empower Multi-Sector Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Fund invests may include corporate bonds, asset-backed securities, mortgage-backed securities, Rule 144A fixed income securities, bank loans and U.S. government securities. Up to 65% of the Fund’s total assets may be invested in below investment grade securities (commonly known as “high yield securities” or “junk bonds”). Up to 50% of its total assets may be invested in foreign securities, including foreign government and emerging market securities, and the Fund may invest without limitation in obligations of supranational entities (e.g., the World Bank). The Fund may invest in securities of any maturity and of any duration. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price will be to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a three-year effective duration will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund may also invest in derivatives, including but not limited to currency forwards, futures contracts and credit default swaps.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“VFIA”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). •Loomis Sayles invests in fixed income securities that it believes are attractively valued based on the credit outlook of an issuer and maximum total return potential. •VFIA invests in a diversified portfolio of bonds using a sector rotation approach it believes offers the best potential for total return based on risk-reward tradeoff.ECM maintains a strategic allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target percentage is a 50% allocation of the Fund’s assets to Loomis Sayles and a 50% allocation of the Fund’s assets to VFIA. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.